UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number    811-04854

       The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.0%
ADVERTISING AGENCY	0.0%
INTERCLICK, INC.*		1,300	$9,165

AIR TRANSPORT	1.3%
CPI AEROSTRUCTURES, INC.*		23,300	354,160

AUTO PARTS	4.2%
AMERIGON, INC.*		76,300	1,165,101

BACK OFFICE SUPPORT	0.4%
ICF INTERNATIONAL, INC.*		5,800	119,132

BANKS - DIVERSIFIED	2.5%
BRYN MAWR BANK CORP.		12,000	246,840
CARDINAL FINANCIAL CORP.		23,300	271,678
DANVERS BANCORP, INC.		4,900	104,958
FIRST SAVINGS FINANCIAL GROUP, INC.*		5,200	79,560
			703,036

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	2.6%
BOFI HLDG., INC.*		36,300	563,376
UNITED FINANCIAL BANCORP, INC.		9,100	150,241
			713,617

BEVERAGE - SOFT DRINKS	0.9%
PRIMO WATER CORP.*		20,400	251,328

BIOTECHNOLOGY	0.4%
VANDA PHARMACEUTICALS, INC.*		14,400	104,976

BUILDING - CLIMATE CONTROL	0.2%
REAL GOODS SOLAR, INC.*		20,400	54,060

COMMERCIAL SERVICES	0.6%
LML PAYMENT SYSTEMS, INC.*		55,700	161,530
MASTECH HLDGS., INC.*		2,500	11,625
			173,155
COMMUNICATIONS	5.6%
CERAGON NETWORKS LTD.*		22,700	274,216
CLEARONE COMMUNICATIONS, INC.*		14,800	99,752
GLOBECOMM SYSTEMS, INC.*		17,700	218,241
GSI TECHNOLOGY, INC. *		33,800	307,242
KVH INDUSTRIES, INC.*		24,200	365,904
OPLINK COMMUNICATIONS, INC.*		14,900	290,401
			1,555,756

COMPUTER SERVICES SOFTWARE & SYSTEMS	11.8%
BSQUARE CORP.*		49,800	355,572
DIGIMARC CORP.*		9,700	280,330
EGAIN COMMUNICATIONS CORP.*		19,700	55,160
EPLUS, INC.*		5,400	143,694
GSE SYSTEMS, INC.*		28,500	64,410
LIVEPERSON, INC.*		13,500	170,640
MAGIC SOFTWARE ENTERPRISES LTD.*		8,200	61,910
MEDIAMIND TECHNOLOGIES, INC.*		14,500	200,245
MITEK SYSTEMS, INC.*		47,900	193,995
UNIFY CORP.*		29,600	81,400
VIRTUSA CORP.*		12,600	235,998
WAVE SYSTEMS CORP.*		90,000	281,700
WEB.COM GROUP, INC.*		47,400	690,855
ZIX CORP.*		104,600	387,020
ZOO ENTERTAINMENT, INC.*		10,900	43,927
			3,246,856

COMPUTER TECHNOLOGY	2.1%
DATALINK CORP.*		24,995	159,968
SILICOM LTD.*		8,100	148,959
SILICON GRAPHICS INTERNATIONAL CORP.*		10,400	222,560
XATA CORP.*		17,800	42,417
			573,904

CONTROL & FILTER	0.2%
ALLIED MOTION TECHNOLOGIES, INC.*		6,500	45,825

DIVERSIFIED CHEMICALS	1.5%
ADA-ES, INC.*		18,300	399,855

DRUG & GROCERY STORE CHAINS	0.4%
QKL STORES, INC.*		43,000	113,520

EDUCATION SERVICES	0.8%
NATIONAL AMERICAN UNIVERSITY HLDGS., INC.		30,800	218,372

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.4%
TII NETWORK TECHNOLOGIES, INC.*		35,100	101,439

ELECTRONICS	3.1%
KEMET CORP.*		49,200	729,636
SRS LABS, INC.*		14,300	122,122
			851,758

ELECTRONICS COMPONENTS	5.9%
ACACIA RESEARCH CORP.*		36,000	1,236,600
LECROY CORP.*		27,700	370,349
ORBIT/FR, INC.*		8,000	23,200
			1,630,149

ENGINEERING & CONTRACTING SERVICES	2.2%
MISTRAS GROUP, INC.*		35,900	617,839

GAUGES & METERS	2.5%
MEASUREMENT SPECIALTIES, INC.*		15,500	527,310
PERCEPTRON, INC.*		23,700	150,495
			677,805

GOLD	1.2%
RICHMONT MINES, INC.*		48,200	320,530

HEALTHCARE - MISC.	0.5%
CONMED HEALTHCARE MANAGEMENT, INC.*		43,300	141,591

HEALTHCARE SERVICES	5.1%
ALMOST FAMILY, INC.*		5,900	222,076
IPC THE HOSPITALIST CO., INC.*		10,880	494,061
MEDIDATA SOLUTIONS, INC.*		26,600	680,162
			1,396,299

HOUSEHOLD EQUIPMENT & PRODUCTS	0.6%
SUMMER INFANT, INC.*		22,300	178,400

INDUSTRIAL MACHINERY	5.2%
ADEPT TECHNOLOGY, INC.*		14,400	66,239
AMTECH SYSTEMS, INC.*		5,200	131,248
HARDINGE, INC.		7,100	97,270
KADANT, INC.*		13,500	353,565
MANITEX INTERNATIONAL, INC.*		26,600	146,300
TWIN DISC, INC.		19,700	634,734
			1,429,356

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.5%
ENDOLOGIX, INC.*		60,600	410,868
IMRIS, INC.*		76,700	556,842
			967,710

METAL FABRICATING	1.2%
NN, INC.*		17,900	326,854

OIL CRUDE PRODUCER	6.0%
BARNWELL INDUSTRIES, INC.*		8,100	58,644
CARRIZO OIL & GAS, INC.*		9,100	336,063
GEORESOURCES, INC.*		30,300	947,481
PANHANDLE OIL & GAS, INC.		9,600	303,840
			1,646,028

PAINTS & COATINGS	0.6%
CHASE CORP.*		8,300	154,204

PAPER	1.0%
THE LGL GROUP, INC.*		19,500	270,855

PHARMACEUTICALS	5.4%
DUSA PHARMACEUTICALS, INC.*		57,000	296,400
HI-TECH PHARMACAL CO., INC.*		18,400	370,392
ISTA PHARMACEUTICALS, INC.*		81,300	822,756
			1,489,548

PRODUCTION TECHNOLOGY EQUIPMENT	2.2%
AXCELIS TECHNOLOGIES, INC.*		86,500	229,225
COHU, INC.		5,700	87,552
NANOMETRICS, INC.*		16,000	289,440
			606,217

RENTAL & LEASING SERVICES - CONSUMER	1.0%
CAI INTERNATIONAL, INC.*		5,600	144,816
ELECTRO RENT CORP.		7,500	128,850
			273,666

SEMICONDUCTORS & COMPONENTS	3.8%
ALLIANCE FIBER OPTIC PRODUCTS, INC.*		21,400	238,824
AXT, INC.*		10,400	74,568
EMAGIN CORP.*		32,700	233,805
ENTROPIC COMMUNICATIONS, INC.*		8,600	72,670
IXYS CORP.*		31,000	416,330
			1,036,197

SPECIALTY MACHINERY	0.4%
HURCO COMPANIES, INC.*		3,400	103,700

SPECIALTY RETAIL	2.1%
BODY CENTRAL CORP.*		25,200	585,396

TECHNOLOGY - MISC	1.0%
LABARGE, INC.*		9,700	171,690
OPTICAL CABLE CORP.		23,900	117,110
			288,800

TEXTILES - APPAREL & SHOES	3.9%
G-III APPAREL GROUP LTD.*		28,400	1,066,988

UTILITIES - ELECTRICAL	2.6%
ACTIVE POWER, INC.*		242,000	709,060

WHOLESALE & INTERNATIONAL TRADE	1.1%
GLG LIFE TECH CORP.*		13,700	144,261
KSW, INC.*		16,500	58,245
WAYSIDE TECHNOLOGY GROUP, INC.		7,000	96,110
			298,616

TOTAL EQUITIES
(COST: $20,061,647)			$26,970,823

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($25.00, EXPIRES 04-03-11)(a)*		26,000	$-
INUVO, INC. ($30.50, EXPIRES 12-05-11)(a)*		8,187	93
INUVO, INC. ($40.00, EXPIRES 12-05-11)(a)*		4,093	20

TOTAL WARRANTS
(COST: $0)			$113

CORPORATE BONDS	2.2%	UNITS	VALUE
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC.(10.00%, 10/26/13)(b)		500,000	$599,270

TOTAL CORPORATE BONDS
(COST: $500,000)			$599,270

TOTAL INVESTMENTS
(COST: $20,561,647)	100.2%		$27,570,206

OTHER LIABILITIES LESS ASSETS	(0.2%)		(50,605)

NET ASSETS - 100% (EQUIVALENT TO $13.02 PER SHARE BASED ON 2,114,085 SHARES OUTSTANDING)			$27,519,601

Cost of Investments is $20,602,379 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$7,907,788
Gross unrealized depreciation			(939,961)
Net unrealized appreciation			$6,967,827

(a) Fair Valued Security

(b) The security is subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the Board of Trustees of the Trust as of March 31, 2011. The aggregate value of restricted securities was $599,270 or 2.2% of net assets at March 31, 2011.

* Non-Income producing security during the period ended March 31, 2011

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.0%
ADVERTISING AGENCY	2.6%
CONSTANT CONTACT, INC.*		43,700	$1,525,130
DG FASTCHANNEL, INC.*		28,700	923,853
			2,448,983

ALTERNATIVE ENERGY	0.5%
AMERESCO, INC.*		32,600	460,964

AUTO PARTS	1.0%
AMERIGON, INC.*		61,800	943,686

BACK OFFICE SUPPORT	1.2%
EXLSERVICE HLDGS., INC.*		52,900	1,118,835

BEVERAGE - SOFT DRINKS	2.9%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		40,800	2,636,088

BIOTECHNOLOGY	2.3%
MOMENTA PHARMACEUTICALS, INC.*		30,500	483,425
VIROPHARMA, INC.*		80,600	1,603,940
			2,087,365

CHEMICALS - SPECIALTY	0.7%
KRATON PERFORMANCE POLYMERS, INC.*		15,400	589,050

COMMUNICATIONS	6.4%
ACME PACKET, INC.*		10,700	759,272
ARUBA NETWORKS, INC.*		69,300	2,345,112
GEOEYE, INC.*		11,200	465,696
IXIA*		77,200	1,225,936
NETGEAR, INC.*		20,700	671,508
VIASAT, INC.*		10,700	426,288
			5,893,812

COMPUTER SERVICES SOFTWARE & SYSTEMS	13.7%
BLACKBOARD, INC.*		30,000	1,087,200
IGATE CORP.*		41,500	778,955
INTERACTIVE INTELLIGENCE, INC.*		44,600	1,726,466
LOGMEIN, INC.*		46,400	1,956,224
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		12,200	383,324
OPENTABLE, INC.*		17,700	1,882,395
REALPAGE, INC.*		48,034	1,331,983
RIGHTNOW TECHNOLOGIES, INC.*		50,500	1,581,408
TALEO CORP.*		28,900	1,030,285
WEB.COM GROUP, INC.*		65,100	948,832
			12,707,072

CONSUMER ELECTRONICS	1.1%
REALD, INC.*		36,900	1,009,584

CONSUMER SERVICES - MISC.	1.5%
51JOB, INC. ADR*		14,500	926,985
ANCESTRY.COM, INC.*		14,000	496,300
			1,423,285

CONTROL & FILTER	0.7%
SUN HYDRAULICS CORP.		15,200	655,120

DIVERSIFIED CHEMICALS	1.2%
LSB INDUSTRIES, INC.*		28,400	1,125,776

DIVERSIFIED MANUFACTURING OPERATIONS	1.3%
RAVEN INDUSTRIES, INC.		20,100	1,234,542

DIVERSIFIED METALS & MINERALS	2.1%
MATERION CORP.*		46,900	1,913,520

ELECTRICAL SCIENTIFIC EQUIPMENT	1.0%
AMERICAN SUPERCONDUCTOR CORP.*		36,000	895,320

ELECTRONICS	6.5%
II-VI, INC.*		27,400	1,363,150
IPG PHOTONICS CORP.*		36,000	2,076,480
IROBOT CORP.*		51,600	1,697,124
NEWPORT CORP.*		51,100	911,624
			6,048,378

ELECTRONICS COMPONENTS	6.4%
3D SYSTEMS CORP.*		31,400	1,523,842
ACACIA RESEARCH CORP.*		129,300	4,441,455
			5,965,297

FINANCIAL DATA & SYSTEMS	1.4%
HIGHER ONE HLDGS., INC.*		89,800	1,297,610

GAUGES & METERS	3.2%
EXFO, INC.*		102,700	1,122,511
FARO TECHNOLOGIES, INC.*		47,300	1,892,000
			3,014,511

HEALTHCARE SERVICES	8.4%
HMS HLDGS. CORP.*		14,300	1,170,455
MEDIDATA SOLUTIONS, INC.*		78,000	1,994,460
MWI VETERINARY SUPPLY, INC.*		14,200	1,145,656
SXC HEALTH SOLUTIONS CORP.*		63,900	3,501,720
			7,812,291

HOTEL & MOTEL	1.4%
HOME INNS & HOTEL MGMT., INC. ADR*		33,600	1,329,552

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.2%
ALIGN TECHNOLOGY, INC.*		21,300	436,224
IMRIS, INC.*		86,100	625,086
			1,061,310

MEDICAL EQUIPMENT	0.6%
NATUS MEDICAL, INC.*		34,700	582,960

OIL CRUDE PRODUCER	7.3%
BILL BARRETT CORP.*		13,700	546,767
CARRIZO OIL & GAS, INC.*		35,601	1,314,745
GULFPORT ENERGY CORP.*		82,200	2,969,886
NORTHERN OIL & GAS, INC.*		71,900	1,919,730
			6,751,128

OIL WELL EQUIPMENT & SERVICES	0.6%
TESCO CORP.*		23,300	510,969

PHARMACEUTICALS	2.0%
IMPAX LABORATORIES, INC.*		72,300	1,840,035

PHOTOGRAPHY	5.0%
IMAX CORP.*		144,700	4,627,506

POWER TRANSMISSION EQUIPMENT	1.8%
ADVANCED ENERGY INDUSTRIES, INC.*		28,300	462,705
POWER-ONE, INC.*		89,850	786,187
VICOR CORP.*		26,200	432,038
			1,680,930

PRODUCTION TECHNOLOGY EQUIPMENT	2.4%
BROOKS AUTOMATION, INC.*		52,100	715,333
COGNEX CORP.		54,800	1,548,100
			2,263,433

SEMICONDUCTORS & COMPONENTS	4.6%
CAVIUM NETWORKS, INC.*		5,600	251,608
CIRRUS LOGIC, INC.*		10,500	220,815
MIPS TECHNOLOGIES, INC.*		21,400	224,486
NETLOGIC MICROSYSTEMS, INC.*		5,500	231,110
OMNIVISION TECHNOLOGIES, INC.*		7,200	255,816
RUBICON TECHNOLOGY, INC.*		62,700	1,735,536
SILICON IMAGE, INC.*		25,400	227,584
SPREADTRUM COMMUNICATIONS, INC. ADR*		60,700	1,125,985
			4,272,940

SPECIALTY RETAIL	1.4%
RUE21, INC.*		44,200	1,270,750

TEXTILES - APPAREL & SHOES	4.6%
G-III APPAREL GROUP LTD.*		56,100	2,107,677
VERA BRADLEY, INC.*		50,300	2,123,163
			4,230,840

TOTAL EQUITIES
(COST: $60,674,054)			$91,703,442

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($25.00, EXPIRES 04/03/11)(a)*		54,000	$-
INUVO, INC. ($30.50, EXPIRES 12/05/11)(a)*		17,004	194
INUVO, INC.($40.00, EXPIRES 12/05/11)(a)*		8,502	41

TOTAL WARRANTS			$235
(COST: $0)

TOTAL INVESTMENTS	99.0%		$91,703,677
(COST: $60,674,054)

OTHER ASSETS LESS LIABILITIES	1.0%		931,616

NET ASSETS - 100% (EQUIVALENT TO $23.45 PER SHARE BASED ON 3,951,072 SHARES OUTSTANDING)			$92,635,293

Cost of Investments is $61,021,936 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$31,849,504
Gross unrealized depreciation			(1,167,763)
Net unrealized appreciation			$30,681,741

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2011

ADR - American Depositary Receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.6%
AUTO PARTS	1.7%
AMERIGON, INC.*		9,300	$142,011

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	2.0%
BOFI HLDG., INC.*		7,100	110,192
UNITED FINANCIAL BANCORP, INC.		3,500	57,785
			167,977

BEVERAGE - SOFT DRINKS	2.5%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		3,300	213,213

COMMERCIAL SERVICES	1.7%
SINA CORP.*		1,400	149,856

COMMERCIAL VEHICLES & PARTS	0.9%
WABASH NATIONAL CORP.*		6,800	78,744

COMMUNICATIONS	1.1%
ARUBA NETWORKS, INC.*		2,900	98,136

COMPUTER SERVICES SOFTWARE & SYSTEMS	5.3%
OPENTABLE, INC.*		2,100	223,335
PROS HLDGS., INC.*		4,500	65,565
WEB.COM GROUP, INC.*		11,700	170,528
			459,428

CONSUMER ELECTRONICS	1.4%
UNIVERSAL ELECTRONICS, INC.*		4,000	118,240

CONSUMER LENDING	1.3%
FIRST CASH FINANCIAL SERVICES, INC.*		3,000	115,800

DIVERSIFIED CHEMICALS	3.3%
ALBEMARLE CORP.		2,100	125,517
CABOT CORP.		1,200	55,548
KMG CHEMICALS, INC.		5,100	100,266
			281,331

DIVERSIFIED FINANCIAL SERVICES	1.4%
STIFEL FINANCIAL CORP.*		1,700	122,043

DIVERSIFIED METALS & MINERALS	2.1%
MATERION CORP.*		4,400	179,520

ELECTRICAL SCIENTIFIC EQUIPMENT	1.8%
LITTELFUSE, INC.		2,700	154,170

ELECTRONICS	5.1%
IPG PHOTONICS CORP.*		2,500	144,200
IROBOT CORP.*		5,400	177,606
KEMET CORP.*		7,800	115,674
			437,480

ELECTRONICS COMPONENTS	5.0%
ACACIA RESEARCH CORP.*		12,550	431,092

FINANCIAL DATA & SYSTEMS	1.4%
HIGHER ONE HLDGS., INC.*		8,400	121,380

FOODS	1.0%
TREEHOUSE FOODS, INC.*		1,500	85,305

GAUGES & METERS	1.2%
EXFO, INC.*		9,700	106,021

HEALTHCARE MANAGEMENT SERVICES	0.7%
CATALYST HEALTH SOLUTIONS, INC.*		1,100	61,523

HEALTHCARE SERVICES	3.4%
HMS HLDGS. CORP.*		1,900	155,515
SXC HEALTH SOLUTIONS CORP.*		2,500	137,000
			292,515

INDUSTRIAL MACHINERY	5.2%
KADANT, INC.*		5,200	136,188
SAUER-DANFOSS, INC.*		3,600	183,348
TWIN DISC, INC.*		3,900	125,658
			445,194

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.8%
GEN-PROBE, INC.*		1,900	126,065
ICU MEDICAL, INC.*		2,600	113,828
			239,893

MEDICAL EQUIPMENT	1.3%
SONOSITE, INC.*		3,400	113,288

MEDICAL SERVICES	1.1%
BIO-REFERENCE LABORATORIES, INC.*		4,300	96,492

OFFICE SUPPLIES EQUIPMENT	1.7%
ELECTRONICS FOR IMAGING, INC.*		3,900	57,369
HERMAN MILLER, INC.		3,200	87,968
			145,337

OIL CRUDE PRODUCER	2.8%
ENERGY XXI (BERMUDA) LTD.*		2,600	88,660
GEORESOURCES, INC.*		4,900	153,223
			241,883

OIL WELL EQUIPMENT & SERVICES	1.3%
MATRIX SERVICE CO.*		8,200	113,980

PHARMACEUTICALS	3.1%
AKORN, INC.*		10,000	57,700
MEDICIS PHARMACEUTICAL CORP.		3,800	121,752
SALIX PHARMACEUTICALS LTD.*		2,500	87,575
			267,027

PHOTOGRAPHY	1.7%
IMAX CORP.*		4,700	150,306

POLLUTION CONTROL	1.3%
TEAM, INC.*		4,200	110,292

PRODUCTION TECHNOLOGY EQUIPMENT	3.5%
AXCELIS TECHNOLOGIES, INC.*		64,600	171,190
COGNEX CORP.		4,500	127,125
			298,315

RAILROADS	1.1%
GENESE & WYOMING, INC.*		1,600	93,120

RESTAURANTS	1.0%
CARIBOU COFFEE CO., INC.*		8,100	82,377

SECURITIES BROKERAGE & SERVICES	0.6%
MF GLOBAL HLDGS. LTD.*		6,000	49,680

SEMICONDUCTORS & COMPONENTS	0.9%
CREE, INC.*		1,700	78,472

SPECIALTY RETAIL	3.3%
ULTA SALON, COSMETICS & FRAGRANCE, INC.*		1,800	86,634
VITAMIN SHOPPE, INC.*		2,600	87,958
ZUMIEZ, INC.*		4,100	108,363
			282,955

TEXTILES - APPAREL & SHOES	15.7%
CROCS, INC.*		6,800	121,312
G-III APPAREL GROUP LTD.*		5,000	187,850
PERRY ELLIS INTERNATIONAL, INC.*		7,100	195,392
PHILLIPS-VAN HEUSEN CORP.		2,300	149,569
STEVE MADDEN LTD.*		3,250	152,523
VERA BRADLEY, INC.*		13,000	548,730
			1,355,376

UTILITIES - ELECTRICAL	1.9%
ACTIVE POWER, INC.*		55,800	163,494

TOTAL EQUITIES
(COST: $6,195,497)			$8,143,266

TOTAL INVESTMENTS
(COST: $6,195,497)	94.6%		$8,143,266

OTHER ASSETS LESS LIABILITIES	5.4%		461,303

NET ASSETS - 100% (EQUIVALENT TO $12.49 PER SHARE BASED ON 688,982 SHARES OUTSTANDING)			$8,604,569

Cost of Investments is $6,195,497 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,080,309
Gross unrealized depreciation			(132,540)
Net unrealized appreciation			$1,947,769

* Non-Income producing security during the period ended March 31, 2011

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.7%
AUTO COMPONENTS	2.3%
CHINA XD PLASTICS CO. LTD.*		277,300	$1,444,733
XINYI GLASS HLDG. CO. LTD.*		3,991,400	4,146,083
			5,590,816

AUTOMOBILES	2.3%
GREAT WALL MOTOR CO. LTD.		3,000,000	5,546,021

BIOTECHNOLOGY	2.1%
3SBIO, INC., LTD. ADR*		206,900	3,577,301
SINO BIOPHARMACEUTICAL LTD.*		4,000,000	1,496,423
			5,073,724

BUILDING PRODUCTS	0.7%
CHINA LIANSU GROUP HLDGS. LTD.*		2,000,000	1,720,115

CHEMICALS	2.5%
CHINA BLUECHEMICAL LTD.*		3,012,000	2,466,583
LEE & MAN HLDG. LTD.*		2,246,000	2,592,910
YONGYE INTERNATIONAL, INC.*		194,100	1,189,833
			6,249,326

COMMERCIAL SERVICE & SUPPLY	2.2%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		11,000,000	5,359,611

COMMUNICATIONS EQUIPMENT	7.8%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		2,600,000	7,019,303
BYD ELECTRONIC INTERNATIONAL CO. LTD.*		2,500,000	1,590,913
CHINA ALL ACCESS HLDGS. LTD.*		5,842,200	1,772,514
CHINA WIRELESS TECHNOLOGIES LTD.*		5,000,000	1,870,529
COMBA TELECOM SYSTEMS HLDGS. LTD.*		4,000,000	4,684,678
O-NET COMMUNICATIONS GROUP LTD.*		3,204,000	2,117,176
			19,055,113

CONSTRUCTION & ENGINEERING	1.1%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		3,000,000	2,738,299

CONSTRUCTION MATERIALS	0.1%
CHINA RESOURCES CEMENT HLDGS. LTD.*		240,000	237,885

CONTAINERS & PACKAGING	1.7%
CHINA SUNSHINE PAPER HLDGS. CO. LTD.*		6,000,000	1,534,990
GREATVIEW ASEPTIC PACKAGING CO. LTD.*		4,000,000	2,566,031
			4,101,021

DIVERSIFIED CONSUMER SERVICES	1.9%
AMBOW EDUCATION HLDG. LTD. ADR*		237,100	1,880,203
GLOBAL EDUCATION & TECHNOLOGY GROUP LTD. ADR*		147,100	901,723
TAL EDUCATION GROUP ADR*		180,200	1,969,586
			4,751,512

ELECTRICAL EQUIPMENT	6.0%
CHINA MING YANG WIND POWER GROUP LTD. ADR*		265,100	2,733,181
LIHUA INTERNATIONAL, INC.*		113,900	1,000,042
NVC LIGHTING HLDGS. LTD.*		12,000,000	5,939,410
XINJIANG GOLDWIND SCIENCE & TECHNOLOGY CO. LTD.*		1,000,000	1,843,531
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		854,300	3,239,916
			14,756,080

ELECTRONIC EQUIPMENT & INSTRUMENTS	1.2%
CHINA HIGH PRECISION AUTOMATION GROUP LTD.*		1,957,000	1,416,448
CHINA ITS HLDGS. CO. LTD.*		3,043,000	1,650,881
			3,067,329

ENERGY EQUIPMENT & SERVICES	0.7%
ANTON OILFIELD SERVICES GROUP*		10,160,000	1,737,187
SINOTECH ENERGY LTD. ADR*		6,270	50,035
			1,787,222

FOOD PRODUCTS	3.8%
ASIAN CITRUS HLDGS. LTD.		1,869,000	2,078,389
BIOSTIME INTERNATIONAL HLDGS. LTD.*		600,000	871,628
CHINA MODERN DAIRY HLDGS. LTD.*		8,000,000	2,550,604
SHENGUAN HLDGS. GROUP LTD. *		2,183,400	2,554,324
YUHE INTERNATIONAL, INC.*		171,400	1,141,524
			9,196,469

FOOD & STAPLES RETAILING	0.1%
FU JI FOOD & CATERING SERVICES HLDGS. LTD.*		1,325,000	-
QKL STORES, INC.*		108,000	285,120
			285,120

GAS UTILITIES	2.3%
CHINA RESOURCES GAS GROUP LTD.*		2,000,000	2,730,586
ENN ENERGY HLDGS. LTD.*		900,000	2,800,008
			5,530,594

HEALTHCARE EQUIPMENT & SUPPLIES	2.8%
CHINA KANGHUI HLDGS. ADR*		112,300	1,966,373
CHINA MEDICAL SYSTEM HLDGS. LTD.		3,295,600	3,219,952
MICROPORT SCIENTIFIC CORP.*		2,260,000	1,592,173
			6,778,498

HEALTHCARE PROVIDERS & SERVICES	0.8%
CONCORD MEDICAL SERVICES HLDGS. LTD. ADR*		336,300	1,900,095

HOTELS RESTAURANTS & LEISURE	3.1%
GALAXY ENTERTAINMENT GROUP LTD.*		3,000,000	4,365,852
HOME INNS & HOTELS MGMT., INC. ADR*		80,000	3,165,600
			7,531,452

HOUSEHOLD DURABLES	0.8%
HUIYIN HOUSEHOLD APPLIANCES HLDGS. CO. LTD.*		10,000,000	1,851,245

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	0.9%
CHINA SUNTIEN GREEN ENERGY CORP.*		7,000,000	2,258,776

INFORMATION TECHNOLOGY SERVICES	1.9%
51JOB, INC. ADR*		56,000	3,580,080
ISOFTSTONE HLDGS. LTD. ADR*		56,000	1,036,560
			4,616,640

INTERNET SOFTWARE & SERVICES	3.7%
CHANGYOU.COM LTD. ADR*		57,075	1,833,820
NETEASE.COM, INC.*		76,000	3,762,760
SINA CORP.*		33,300	3,564,432
			9,161,012

MACHINERY	12.0%
AIRTAC INTERNATIONAL GROUP*		257,000	1,695,475
CHANGFENG AXLE CHINA CO.*		1,932,000	1,010,888
CHEN HSONG HLDGS. LTD.		1,912,000	1,066,790
CHINA AUTOMATION GROUP LTD.*		4,000,000	3,105,977
EVA PRECISION INDUSTRIAL HLDGS. LTD.*		4,500,000	3,291,745
GOOD FRIEND INTERNATIONAL HLDGS., INC.*		3,844,000	3,726,113
HAITIAN INTERNATIONAL HLDGS. LTD.*		3,000,000	3,856,760
INTERNATIONAL MINING MACHINERY HLDGS. LTD.*		4,962,500	4,350,972
LONKING HLDGS. LTD.*		4,000,000	2,812,864
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.*		1,500,000	2,464,470
SINOREF HLDGS. LTD.*		10,000,000	1,838,389
			29,220,443

MEDIA	1.3%
CHARM COMMUNICATIONS, INC. ADR*		323,600	3,212,054

METALS & MINING	8.5%
CHINA METAL RECYCLING HLDGS. LTD.*		2,379,600	2,851,158
CHINA VANADIUM TITANO-MAGNETITE MINING CO. LTD.*		8,947,000	3,853,218
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.*		3,000,000	1,461,712
MONGOLIAN MINING CORP.*		2,300,000	2,939,108
WINSWAY COKING COAL HLDGS.*		8,000,000	4,329,856
XINGDA INTERNATIONAL HLDGS. LTD.*		2,777,000	2,595,444
ZHAOJIN MINING INDUSTRY CO. LTD.*		600,000	2,684,305
			20,714,801

MULTILINE RETAIL	0.4%
GOLDEN EAGLE RETAIL GROUP LTD.*		496,000	1,069,978

OIL, GAS & CONSUMABLE FUELS	0.6%
MIE HLDGS. CORP.*		3,000,000	1,430,858

PAPER & FOREST PRODUCTS	1.8%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	1,092,234
YOUYUAN INTERNATIONAL HLDGS. LTD.*		5,798,000	3,190,240
			4,282,474

PHARMACEUTICALS	2.1%
CHINA ANIMAL HEALTHCARE LTD.*		9,385,000	2,270,865
LANSEN PHARMACEUTICAL HLDGS. LTD.*		2,081,000	770,488
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.*		2,995,000	839,372
THE UNITED LABORATORIES LTD.*		700,000	1,259,875
			5,140,600

REAL ESTATE	1.1%
SOUFUN HLDGS. LTD. ADR		144,100	2,688,906

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.9%
SYSWIN, INC. ADR*		369,700	2,318,019

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	7.9%
GCL-POLY ENERGY HLDGS. LTD.*		6,633,000	4,076,047
JINKOSOLAR HLDG. CO. LTD. ADR*		108,980	2,942,460
RDA MICROELECTRONICS, INC. ADR*		127,800	1,830,096
SHANGHAI COMTEC SOLAR TECHNOLOGY CO. LTD.*		8,000,000	3,990,461
SPREADTRUM COMMUNICATIONS, INC. ADR*		353,400	6,555,570
			19,394,634

SOFTWARE	1.8%
AUTONAVI HLDGS. LTD. ADR*		97,000	1,717,870
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.*		1,000,000	627,366
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		65,100	2,045,442
			4,390,678

SPECIALTY RETAIL	1.9%
BOSHIWA INTERNATIONAL HLDG. LTD.*		3,468,000	2,282,708
ZHONGSHENG GROUP HLDGS. LTD.*		1,200,000	2,243,092
			4,525,800

TEXTILE APPAREL & LUXURY GOODS	3.0%
TEXHONG TEXTILE GROUP LTD.*		4,000,000	3,676,778
TRINITY LTD.*		4,000,000	3,717,917
			7,394,695

WATER UTILITIES	2.6%
BEIJING ENTERPRISES WATER GROUP LTD.*		14,098,200	4,929,852
TRI-TECH HLDG. INC.*		127,300	1,483,058
			6,412,910

TOTAL EQUITIES
(COST: $191,988,927)			$241,340,825

COMMERCIAL PAPER	0.8%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
0.40% DUE 4/04/11		1,900,000	$1,900,000

TOTAL COMMERCIAL PAPER
(COST: $1,900,000)			$1,900,000

WARRANTS		UNITS	VALUE
AUTO COMPONENTS	0.2%
CHINA XD PLASTICS CO. LTD.($5.50, EXPIRES 6/1/15)		130,435	$373,180

TOTAL WARRANTS
(COST: $411,309)			$373,180

TOTAL INVESTMENTS	99.7%
(COST: $194,300,236)			$243,614,005

OTHER ASSETS LESS LIABILITIES	0.3%		752,524

NET ASSETS - 100% (EQUIVALENT TO $15.79 PER SHARE BASED ON 15,474,649 SHARES OUTSTANDING)			$244,366,529

Cost of Investments is $195,978,825 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$61,003,864
Gross unrealized depreciation			(13,368,684)
Net unrealized appreciation			$47,635,180

 (a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-Income producing security during the period ended March 31, 2011

ADR - American Depositary Receipt

COUNTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)
CHINA ( INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	97.8%
SINGAPORE	0.9%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.3%
AUSTRALIA	4.3%
AUSDRILL LTD.*		99,200	$389,909
EQUINOX MINERALS LTD.*		30,400	179,985
IMDEX LTD.		102,869	223,446
THORN GROUP LTD.		34,686	78,572
			871,912

CANADA	13.7%
EASTERN PLATINUM LTD.*		82,500	110,624
ENERGOLD DRILLING CORP.*		50,100	227,892
HARRY WINSTON DIAMOND CORP.*		34,900	562,288
HUDBAY MINERALS, INC.		10,900	177,526
LULULEMON ATHLETICA, INC.*		4,900	436,173
MAJOR DRILLING GROUP INTERNATIONAL, INC.*		18,900	321,076
SEMAFO, INC.*		32,200	308,549
SXC HEALTH SOLUTIONS CORP.*		5,900	321,807
WESTJET AIRLINES LTD.		22,500	333,729
			2,799,664

CHINA	2.1%
SPREADTRUM COMMUNICATIONS, INC. ADR*		23,500	435,925

FRANCE	4.7%
COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS*		15,300	551,725
FAURECIA*		3,400	124,316
MANITOU BF*		5,100	154,672
VALEO SA*		2,200	128,314
			959,027

GERMANY	13.0%
AAREAL BANK AG*		6,185	198,360
AURELIUS AG*		3,500	148,780
DUERR AG*		14,800	491,851
GIGASET AG*		51,700	309,927
PFEIFFER VACUUM TECHNOLOGY AG*		2,600	364,712
SAF-HOLLAND SA*		15,839	172,841
SKY DEUTSCHLAND AG*		125,600	516,555
SUESS MICROTEC AG*		26,000	439,032
			2,642,058

HONG KONG	7.4%
CHEN HSONG HLDGS. LTD.		198,000	110,473
INTERNATIONAL TAIFENG HLDGS. LTD.*		502,000	221,360
SINGAMAS CONTAINER HLDGS. LTD.*		1,244,000	519,763
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		194,000	321,730
VARITRONIX INTERNATIONAL LTD.*		479,000	322,061
			1,495,387

ITALY	2.1%
DE'LONGHI SPA*		22,600	218,275
PRIMA INDUSTRIE SPA*		17,400	211,082
			429,357

JAPAN	14.3%
ANRITSU CORP.		44,000	334,840
CALSONIC KANSEI CORP.		78,000	309,449
CKD CORP.		17,100	171,247
SODICK CO. LTD.		58,900	320,771
T RAD CO. LTD.		62,000	265,352
TACHI-S CO. LTD.		19,900	347,138
TOKYO SEIMITSU CO. LTD.		27,400	490,156
TOSHIBA MACHINE CO. LTD.		50,000	270,498
UNIPRES CORP.		16,500	329,683
UNIVERSAL ENTERTAINMENT CORP.		2,200	64,561
			2,903,695

NETHERLANDS	3.0%
BE SEMICONDUCTOR INDUSTRIES NV*		24,500	223,605
SBM OFFSHORE NV*		13,300	386,021
			609,626

NORWAY	1.4%
ATEA ASA*		26,200	294,914

SINGAPORE	1.0%
XP POWER LTD.		7,200	202,130

SWITZERLAND	5.5%
INFICON HLDG. AG*		1,500	314,371
MEYER BURGER TECHNOLOGY AG*		12,900	582,150
SCHULTHESS GROUP AG*		3,800	217,616
			1,114,137

UNITED KINGDOM	23.8%
BODYCOTE PLC*		54,100	287,267
CARPHONE WAREHOUSE GROUP PLC*		27,000	157,662
DIPLOMA PLC*		53,200	273,101
FENNER PLC		65,800	380,005
FERREXPO PLC*		43,800	303,542
HAMWORTHY PLC*		13,500	112,616
IMI PLC*		18,300	302,377
INTERNATIONAL PERSONAL FINANCE PLC*		64,900	334,828
KENTZ CORP. LTD.*		57,700	392,235
KOFAX PLC*		36,400	303,061
MELROSE PLC*		64,200	337,705
MORGAN CRUCIBLE CO. PLC*		58,700	279,394
PETROFAC LTD.*		14,400	343,968
RENISHAW PLC		18,000	436,024
SPECTRIS PLC*		25,400	555,381
TT ELECTRONICS PLC*		22,200	60,899
			4,860,065

TOTAL EQUITIES
(COST: $18,086,915)			$19,617,897

TOTAL INVESTMENTS
(COST: $18,086,915)	96.3%		$19,617,897

OTHER ASSETS LESS LIABILITIES	3.7%		750,771

NET ASSETS - 100% (EQUIVALENT TO $11.83 PER SHARE BASED ON 1,722,947 SHARES OUTSTANDING)			$20,368,668

Cost of Investments is $18,179,889 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,274,700
Gross unrealized depreciation			(836,692)
Net unrealized appreciation			$1,438,008

* Non-Income producing security during the period ended March 31, 2011

ADR - American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	17.6%
ENERGY	6.3%
FINANCIALS	4.9%
HEALTH CARE	1.6%
INDUSTRIALS	28.6%
INFORMATION TECHNOLOGY	22.0%
MATERIALS	13.7%
TELECOMMUNICATION SERVICE	1.6%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
MARCH 31, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.8%
AUSTRALIA	23.3%
ATLAS IRON LTD.*		30,000	$115,744
BATHURST RESOURCES LTD.*		60,000	76,956
BEACH ENERGY LTD.*		100,000	100,332
BOART LONGYEAR GROUP		20,000	96,815
CAMPBELL BROTHERS LTD.*		2,000	95,884
EMECO HLDGS. LTD.*		35,000	43,986
EQUINOX MINERALS LTD.*		15,000	87,196
HUNNU COAL LTD.*		30,000	46,391
ILUKA RESOURCES LTD.		20,000	275,137
INCITEC PIVOT LTD.*		15,000	67,181
JB HI-FI LTD.		4,000	83,286
LYNAS CORP. LTD.*		50,000	116,364
MATRIX COMPOSITES & ENGINEERING LTD.*		5,203	49,297
MCMILLAN SHAKESPEARE LTD.		8,000	81,093
MEDUSA MINING LTD.*		10,000	72,405
MINERAL RESOURCES LTD.		8,000	103,270
MOUNT GIBSON IRON LTD.*		40,000	82,334
NRW HLDGS. LTD.		35,000	104,625
PANAUST LTD.*		100,000	81,197
SEEK LTD.		10,000	69,922
TALENT2 INTERNATIONAL LTD.*		17,052	29,367
			1,878,782

CHINA	33.3%
ASIAN CITRUS HLDGS. LTD.		100,000	111,203
BAIDU.COM, INC. ADR*		1,200	165,372
BEIJING ENTERPRISES WATER GROUP LTD.*		225,000	78,678
BYD ELECTRONIC INTERNATIONAL CO. LTD.*		80,000	50,909
CHINA AUTOMATION GROUP LTD.*		60,000	46,590
CHINA EVERBRIGHT INTERNATIONAL LTD.*		200,000	97,447
CHINA LIANSU GROUP HLDGS. LTD.*		80,000	68,805
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.*		150,000	136,915
CHINA WIRELESS TECHNOLOGIES LTD.*		120,000	44,893
COMBA TELECOM SYSTEMS HLDGS. LTD.*		180,000	210,810
DIGITAL CHINA HLDGS. LTD.*		30,000	56,540
ENN ENERGY HLDGS. LTD.*		30,000	93,334
GCL-POLY ENERGY HLDGS. LTD.*		182,000	111,841
GOLDEN EAGLE RETAIL GROUP LTD.*		24,000	51,773
GREAT WALL MOTOR CO. LTD.		60,000	110,920
GREATVIEW ASEPTIC PACKAGING CO. LTD.*		150,000	96,226
JINKOSOLAR HLDG. CO. LTD. ADR*		2,000	54,000
LIANHUA SUPERMARKET HLDGS. LTD.*		10,000	39,725
MIE HLDGS. CORP.*		150,000	71,543
NVC LIGHTING HLDGS. LTD.*		222,000	109,879
O-NET COMMUNICATIONS GROUP LTD.*		100,000	66,079
REAL GOLD MINING LTD.*		57,500	81,757
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.*		50,000	82,149
SICHUAN EXPRESSWAY CO. LTD.*		150,000	97,383
SINO BIOPHARMACEUTICAL LTD.*		200,000	74,821
SINOREF HLDGS. LTD.*		200,000	36,768
SPREADTRUM COMMUNICATIONS, INC. ADR*		6,000	111,300
XINGDA INTERNATIONAL HLDGS. LTD.*		99,000	92,528
ZHONGSHENG GROUP HLDGS. LTD.*		40,000	74,770
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		40,000	151,699
			2,676,657

HONG KONG	12.5%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.*		60,000	161,984
DAH CHONG HONG HLDGS. LTD.*		70,000	78,562
EVA PRECISION INDUSTRIAL HLDGS. CO. LTD.*		100,000	73,150
GALAXY ENTERTAINMENT GROUP LTD.*		100,000	145,528
MONGOLIAN MINING CORP.*		100,000	127,787
PEACE MARK HLDGS. LTD.*		72,000	-
SINGAMAS CONTAINER HLDGS. LTD.*		350,000	146,235
SJM HLDGS. LTD.*		50,000	87,548
SMARTONE TELECOMMUNICATIONS HLDG. LTD.		20,000	33,168
TRINITY LTD.*		160,000	148,717
			1,002,679

INDIA	4.6%
APOLLO HOSPITALS ENTERPRISE LTD.*		4,500	47,689
CADILA HEALTHCARE LTD.*		5,000	88,564
DISH TV INDIA LTD.*		30,000	45,140
JAIN IRRIGATION SYSTEMS LTD.*		15,000	60,175
TITAN INDUSTRIES LTD.*		1,500	128,202
			369,770

INDONESIA	4.3%
PT ENERGI MEGA PERSADA TBK*		6,000,000	88,200
PT MEDIA NUSANTARA CITRA TBK*		400,000	43,181
PT MITRA ADIPERKASA TBK*		200,000	63,164
PT WIJAYA KARYA*		800,000	61,556
PT XL AXIATA TBK*		150,000	93,885
			349,986

JAPAN	7.7%
ELPIDA MEMORY, INC.		10,000	128,757
GREE, INC.*		4,000	67,083
KAJIMA CORP.		12,000	33,614
NACHI-FUJIKOSHI CORP.*		28,000	158,884
NICHIAS CORP.		16,000	100,024
RINNAI CORP.		800	53,090
SANRIO CO. LTD.		2,500	73,996
			615,448

MALAYSIA	2.9%
DIALOG GROUP BHD*		100,000	76,599
TA ANN HLDGS. BHD*		70,000	154,387
			230,986

SINGAPORE	1.6%
HYFLUX LTD.*		25,000	42,840
NOBLE GROUP LTD.*		50,000	84,887
			127,727

SOUTH KOREA	6.6%
CJ CGV CO., LTD.		2,000	47,222
DUKSAN HI-METAL CO. LTD.*		2,000	46,128
MELFAS, INC.*		3,000	122,932
SFA ENGINEERING CORP.*		2,000	124,709
SILICON WORKS CO. LTD.*		4,000	138,201
S-MAC CO. LTD.		4,000	49,045
			528,237

TOTAL EQUITIES
(COST: $6,246,937)			$7,780,272

TOTAL INVESTMENTS
(COST: $6,246,937)	96.8%		$7,780,272

OTHER ASSETS LESS LIABILITIES	3.2%		256,077

NET ASSETS - 100% (EQUIVALENT TO $8.90 PER SHARE BASED ON 902,800 SHARES OUTSTANDING)			$8,036,349

Cost of Investments is $6,246,937 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$1,747,188
Gross unrealized depreciation			(213,853)
Net unrealized appreciation			$1,533,335

(a) Certain Securities were fair valued under the discretion of the Board of Trustees.

* Non-Income producing security during the period ended March 31, 2011

ADR - American Depositary Receipt

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	15.4%
CONSUMER STAPLES	1.9%
ENERGY	3.8%
HEALTH CARE	2.6%
INDUSTRIALS	28.0%
INFORMATION TECHNOLOGY	21.3%
MATERIALS	19.6%
TELECOMMUNICATION SERVICE	1.6%
UTILITIES	2.6%

Fair Value Measurements

In accordance with  Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

	Micro-Cap Fund	Emerging Growth Fund	Small- Cap Opportunities Fund
Level 1 – Equities Total Level 1	$ 26,970,823 26,970,823	$ 91,703,442 91,703,442	$ 8,143,266 8,143,266
Level 2 – Equities Total Warrants Total Corporate Bonds Total Level 2	- 113 599,270 599,383	- 235 - 235	- - - -
Level 3	-	-	-
Total Investments	$ 27,570,206	$ 91,703,677	$ 8,143,266

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities Total Asia Total Europe Total Other Countries Total Level 1	$ 240,248,591 - - 240,248,591	$4,876,273 10,909,184 3,671,576 19,457,033	$ 5,901,490 - 1,878,782 7,780,272
Level 2 – Equities Total Asia Total Warrants Total Commercial Paper Total Level 2	1,092,234 373,180 1,900,000 3,365,414	- - -	- - -
Level 3	-	-	-
Total Investments	$243,614,005	$ 19,457,033	$ 7,780,272

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:  /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:  May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:  May 31, 2011

By:  /s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:  May 31, 2011